Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders' Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

The Company’s current Amended and Restated Certificate of Incorporation dated February 18, 2014 authorizes the issuance of 130,000,000 shares of common stock and 20,000,000 shares of preferred stock, both with a par value of $0.001 per share. With respect to the preferred stock, 4,500,000 shares are designated Series A Preferred Stock and 491,222 shares are designated Series B Preferred Stock.

At-the-Market Offering Program

On May 4, 2023, the Company entered into an Equity Distribution Agreement to establish an at-the-market offering program, under which the Company may sell from time to time, at its option, shares of its common stock having an aggregate gross sales price of $5.5 million. The Company is required to pay the Sales Agents a commission of 3% of the gross proceeds from the sale of shares and has also agreed to provide the Sales Agents with customary indemnification rights. During the three months ended March 31, 2024, 1,033,592 shares of the Company’s common stock were sold under the program at a weighted-average price of $1.83 per share with aggregate proceeds, net of issuance costs, of $1,834. As of the date of this report, the Company may not sell additional shares under this program.

Equity Line of Credit

On July 24, 2023, the Company entered into a purchase agreement (“Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), under which, subject to specified terms and conditions, the Company may sell to Lincoln Park up to $10 million of shares of common stock from time to time during the term of the Purchase Agreement. On September 22, 2023 (the “Commencement Date”) and on May 10, 2024, the Company filed registration statements with the SEC covering the resale of shares of common stock issued to Lincoln Park under the Purchase Agreement.

Beginning on the Commencement Date and for a period of 24 months thereafter, under the terms and subject to the conditions of the Purchase Agreement, from time to time, at the Company’s discretion, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase, up to $10 million of shares of common stock, subject to certain limitations set forth in the Purchase Agreement. Specifically, from time to time from and after the Commencement Date, the Company may, at its discretion, direct Lincoln Park to purchase on any single business day on which the closing price of its common stock on The Nasdaq Capital Market (“Nasdaq”) is equal to or greater than $1.50 up to 10,000 shares of common stock (a “Regular Purchase”); provided, that the Company may direct Lincoln Park to purchase in a Regular Purchase (i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share. In no case, however, will Lincoln Park’s commitment with respect to any single Regular Purchase exceed $500,000; provided, that the parties may mutually agree at any time to increase the maximum number of shares of common stock the Company may direct Lincoln Park to purchase in any single Regular Purchase to up to 100,000 shares or any number of shares that shall not exceed 4.99% of the then outstanding shares of common stock. The foregoing share amounts and per share prices will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction occurring after the date of the Purchase Agreement with respect to our common stock. The purchase price per share for each such Regular Purchase will be based on prevailing market prices of the Company’s common stock immediately preceding the time of sale, as determined under the Purchase Agreement.

During the three months ended March 31, 2024, 89,847 shares of the Company’s common stock were sold under the program at a weighted-average price of $1.113 per share with aggregate net proceeds of $96.

Series A Preferred Stock

On February 20, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors, pursuant to which the Company agreed to sell, issue and deliver to these investors, in a private placement offering (the “Offering”), a total of 172,239 shares of the Company’s Series A Preferred Stock and warrants (the “Series A Warrants”) to purchase 258,374 shares of common stock, par value $0.001 per share, of the Company (“Common Stock”) at an exercise price equal to $1.2705 per share for an aggregate offering price of $2,605,000.

Additionally, on February 20, 2024, the Investors agreed to a complete prepayment of the Company’s obligations under the Convertible Notes, including accrued interest, in exchange for 84,729 shares of Series A Preferred Stock and warrants to purchase 157,094 shares of our common stock at $1.2705 per share and the Convertible Notes were cancelled. The Series A Warrants are immediately exercisable and expire five years from the date of issuance.

The Series A Preferred Stock is convertible, at any time, at the option of the holder into shares of Common Stock. Each share of Series A Preferred Stock shall be convertible, at any time after the date of issuance, at the option of the holder thereof (or, upon a Required Conversion (as defined below), at the option of the Corporation), into that number of shares of Common Stock determined by dividing the Stated Value (as defined below) for such share of Series A Preferred Stock by the Conversion Price (as defined below). “Stated Value” means for any share of Series A Preferred Stock, an amount equal to the product of (x) $15.125 multiplied by (y) the sum of 1 plus the product of (A) 0.06 multiplied by (B) a fraction equal to the number of days that such share of Series A Preferred Stock has been issued divided by 365. “Conversion Price” means (i) for the shares of Series A Preferred Stock issued on the Closing Date, $1.5125 and (ii) for each share of Series A Preferred Stock issued thereafter, an amount equal to the greater of (x) $1.5125 and the average of the VWAPs for the 10 Trading Days prior the issuance date of such share of Series A Preferred Stock, in each case subject to adjustment as set forth herein. On any date that ten out of the last 15 daily VWAPs of the Common Stock is 250% higher than the Conversion Price on such date, then the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock. Additionally, on and after the time on which the Company has $2.25 million in revenues in any single financial quarter, the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock (a “Required Conversion”). No dividends are payable on the Series A Preferred Stock. The Series A Preferred Stock will vote together with the Common Stock on all matters other than as required by law; provided however that any additional shares underlying the Series A Preferred Stock as a result of the anti-dilution provision described below shall not vote on an “as converted” basis and shall only vote when issued upon conversion. Notwithstanding the foregoing, the vote of an individual holder of Series A Preferred Stock (and underlying Common Stock) shall be capped at 9.99% (or 4.99% if selected by the holder).

The Conversion Price is subject to anti-dilution adjustment as the result of any subdivision, combination of shares or recapitalization, stock dividends, stock splits and similar transactions affecting the Common Stock. In addition, the Series A Preferred Stock will have weighted average anti-dilution protection providing for adjustment of the Conversion Price in the event of issuance of, or commitments to issue, Common Stock for less than the Conversion Price then in effect immediately prior to such issue or sale (a “Dilutive Issuance”), subject to customary exceptions; provided however the anti-dilution for Dilutive Issuances shall not be operative until the stockholders of the Company have approved the terms of the Series A Preferred Stock. Upon any liquidation or winding up of the Company (a “Liquidation”), the holders of Series A Preferred Stock will be entitled to receive in preference to any other class or series of the Company’s equity securities the greater of (i) the Stated Value plus accrued and unpaid dividends and (ii) what would be paid if the Series A Preferred Stock plus accrued and unpaid dividends had been converted into Common Stock. A consolidation or merger of the Company or sale or transfer of all or substantially all of its assets, or any transaction which results in the stockholders of the Company owning less than 50% of the equity or voting power of the surviving entity (excluding the issuance of Common Stock in any financing transaction unless more than 50% of the Company’s shares are issued to one stockholder or a number of stockholders who act as a one group) shall be deemed a Liquidation (a “Deemed Liquidation”) with respect to the shares of Series A Preferred Stock of any holder who opts to have such occurrence treated as a Deemed Liquidation; provided that if the liquidation preference payable on a Deemed Liquidation is less than 110% of the stated value of the Series A Preferred Stock, the dividend rate on any accrued and unpaid dividends payable with respect to such Deemed Liquidation will increase to 10%. All liquidation preferences payable in respect of a Deemed Liquidation will be payable in shares of Common Stock based on the closing price of the Common Stock on the date of such Deemed Liquidation. Consent of the majority of the holders will be required to (i) amend the Certificate of Incorporation or Bylaws of the Company so as to adversely alter the rights, preferences, privileges of the Series A Preferred Stock, (ii) create any new class of shares pari passu or senior to the Series A Preferred Stock or increase or decrease the number of authorized shares of Common Stock or preferred stock, (iii) pay or declare any dividend on Common Stock or other junior securities, or incur indebtedness in any single transaction in excess of $1 million or (iv) redeem, purchase or otherwise acquire any share or shares of preferred stock or Common Stock (other than (a) the repurchase of shares of Common Stock pursuant to a written benefit plan or employment or consulting agreement, or (b) the repurchase of any equity securities in connection with the Company’s right of first offer with respect to those securities contained in any written agreement with the Company).

Voting rights

The holders of vested shares of common stock are entitled to vote on any matter submitted to a vote of the stockholders and each such holder is entitled to one vote per share of common stock held. The holders of Series A and Series B Preferred Stock are entitled to vote together with the common stock as a single class on any matter submitted to a vote of the stockholders. Holders of Series A and Series B Preferred Stock are entitled to the number of votes equal to the number of common stock issuable upon conversion of their respective Series A and Series B Preferred Stock at the time such shares are voted. The holders of a majority of the preferred stock had additional voting rights as specified in the Company’s Amended and Restated Certificate of Incorporation, as amended.

Equity awards

In 2012, the Board of Directors of the Company (the “Board”) approved the Tenon Medical, Inc. 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of common stock options, appreciation rights, and other awards to employees, directors, and consultants. Options issued under the 2012 Plan generally vest over a period of two to four years and have a 10-year expiration date. In April 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan to 662,516. In July 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan to 737,516. In August 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan from 737,516 shares to 799,266 shares and approved the form of a 2022 Equity Incentive Plan.

On January 10, 2022 and February 2, 2022, the Board and stockholders, respectively, of the Company approved the Tenon Medical, Inc. 2022 Equity Incentive Plan (the “2022 Plan”), which was effective on April 25, 2022. The number of shares of common stock that may be subject to awards and sold under the 2022 Plan is equal to 1,600,000. Automatic annual increases in number of shares available for issuance under the 2022 Plan is equal to the least of (a) 1,100,000 shares, (b) 4% of the total number of shares of all classes of common stock outstanding on the last day of the immediately preceding fiscal year, or (c) such number determined by the 2022 Plan administrator no later than the last day of the immediately preceding fiscal year. Annual increases will continue until the tenth anniversary of the earlier of the Board or stockholder approval of the 2022 Plan, which is January 10, 2032. Upon the effective date of the 2022 Plan, the Board terminated the 2012 Plan such that no new equity awards will be issued by the 2012 Plan.

A summary of the Company’s stock option and restricted stock unit activity under its plans is as follows:

	Number of Shares Subject to Outstanding Stock Options	Weighted Average Exercise Price per Share	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding at December 31, 2023	102,089	$42.54	76,916	$69.50
Granted	2,000	$1.21	50,903	$1.21
Released	—	—	(3,224)	$27.50
Forfeited	(10,574)	$22.63	(2,500)	$2.91
Outstanding at March 31, 2024	93,515	$43.91	122,095	$43.50

The following table sets forth stock-based compensation expense recognized for the three months ended March 31, 2024 and 2023:

	Three months ended March 31,
	2024	2023
Research and development	$367	$372
Sales and marketing	43	58
General, and administrative	608	610
Total stock-based compensation expense	$1,018	$1,040

At March 31, 2024, there were 101,669 shares available for issuance under the 2022 Plan.

Warrants

In April 2022, in association with the Company’s initial public offering, the Company granted to The Benchmark Company, LLC and Valuable Capital Limited warrants to purchase a total of 9,600 shares of the Company’s common stock. The warrants were immediately exercisable at an exercise price of $50.00 per share and expire on the fifth anniversary of the commencement of sales under the IPO. The fair value of the warrants on the grant date was $27.50 per warrant, which was calculated using a Black-Scholes option valuation model with an expected term of 5.00 years, expected volatility of 62.55%, dividend yield of 0%, and risk-free interest rate of 2.92%. The Company recorded the fair value of these warrants of approximately $264 as an issuance cost to additional paid-in capital in 2022.

In June 2023, in connection with a registered offering of stock, the Company issued warrants to purchase a total of 2,000,000 shares of the Company’s common stock (the “Offering Warrants”). The Offering Warrants were exercisable upon issuance and will expire five years from the date of issuance. Per the terms of the Offering Warrants, the exercise price of the Offering Warrants reset on July 16, 2023, to $3.146 per share. The fair value of the Offering Warrants on the grant date was approximately $3,164, or $1.58 per warrant, which was calculated using a Monte-Carlo simulation to estimate the final exercise price, which is considered a Level 3 fair value measurement, using as inputs; the starting value of $3.00 per share, the Company’s VWAP on June 16; an assumed daily distribution of returns; a mean daily return of 5.18%; a short-term annual volatility of 100% and a standard deviation of 6.3%. The model used Black-Scholes to then calculate the estimated fair value of the Offering Warrants, using an estimated time to maturity of 4.9 years, a risk-free interest rate of 3.99% and a long-term volatility of 60%.

In November 2023, in connection with the issuance of the Convertible Notes, the Company issued warrants to purchase a total of 45,000 shares of the Company’s common stock at an exercise price equal to $1.94 per share. The warrants expire five years from the issuance date. The fair value of the warrants on the grant date was $1.29 per warrant, which was calculated using a Black-Scholes option valuation model with an expected term of 5.00 years, expected volatility of 68.89%, dividend yield of 0%, and risk-free interest rate of 4.41%. The Company recorded the fair value of these warrants of approximately $58 as an issuance cost to additional paid-in capital in 2023.

On February 20, 2024, in connection with the Purchase Agreement, the Company issued the Series A Warrants to purchase a total of 415,468 shares of the Company’s common stock at an exercise price equal to $1.2705 per share. The Series A Warrants are immediately exercisable and expire five years from the date of issuance. The fair value of the Series A Warrants on the grant date was $0.61 per warrant, which was calculated using a Black-Scholes option valuation model with an expected term of 5.00 years, expected volatility of 68.24%, dividend yield of 0%, and risk-free interest rate of 4.3%. The Company recorded the fair value of these warrants of approximately $254 to additional paid-in capital in 2024.

9. Stockholders’ Equity

The Company’s current Amended and Restated Certificate of Incorporation dated February 18, 2014 authorizes the issuance of 130,000,000 shares of common stock and 20,000,000 shares of preferred stock, both with a par value of $0.001 per share. With respect to the preferred stock, 4,500,000 shares are designated Series A Preferred Stock and 491,222 shares are designated Series B Preferred Stock. As of December 31, 2023 and 2022, there were no shares of Series A Preferred stock or Series B Preferred Stock issued and outstanding.

Initial Public Offering

On April 26, 2022, the Company’s Registration Statement relating to the IPO was declared effective by the SEC. The IPO consisted of 320,000 shares of common stock, par value $0.001 per share at a public offering price of $50.00 per share. Pursuant to the Underwriting Agreement dated April 26, 2022, between the Company, The Benchmark Company, LLC (“Benchmark”) and Valuable Capital Limited (together with Benchmark, the “Underwriters”), the Company granted the Underwriters warrants to purchase a total of 9,600 shares of the Company’s common stock at an exercise price of $50.00 per share. The warrants expire on the fifth anniversary of the commencement of sales under the IPO. On April 27, 2022, the shares of the Company’s common stock began trading on the Nasdaq Capital Market LLC under the symbol “TNON.”

On April 29, 2022, the IPO closed, and the Company received approximately $13.8 million in net proceeds from the IPO after deducting the underwriting discount and commission and other estimated IPO expenses payable by the Company. As a result of the completion of the IPO, the Company converted the entirety of the outstanding principal and accrued interest of the convertible notes payable to 395,542 shares of the Company’s common stock.

On April 29, 2022, as result of the completion of the IPO, the Company converted all shares of Series A and Series B Preferred Stock to 269,334 shares of the Company’s common stock at the conversion rate detailed below and issued the common stock to the preferred stockholders.

Concurrent with the completion of the IPO and in accordance with the Amended and Restated Exclusive Sales Representative Agreement executed in May 2021, the counterparty to the agreement received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering and was issued 31,235 shares of the Company’s common stock to the Representative, fully satisfying the Company’s obligations. Also, as a result of the completion of the IPO, the Company issued 8,574 shares of its common stock to a consultant. The value of these shares issued at the IPO price of $50.00 per share was charged to operating expenses in the Company’s consolidated financial statements.

Registered Offering

On June 16, 2023, the Company closed the Registered Offering of a total of 1,000,000 units (the “Units”) for proceeds, net of issuance costs, of $4,808, with each Unit consisting of (i) one share of the Company’s common stock, and (ii) two warrants, each warrant to purchase one share of the Company’s common stock at an exercise price equal to $5.60 per share (the “Offering Warrants”). The Offering Warrants were exercisable upon issuance and will expire five years from the date of issuance. Per the terms of the Offering Warrants, the exercise price reset on July 16, 2023 to $3.146 per share.

At-the-Market Offering Program

On May 4, 2023, the Company entered into an Equity Distribution Agreement to establish an at-the-market offering program, under which the Company may sell from time to time, at its option, shares of its common stock having an aggregate gross sales price of $5.5 million. The Company is required to pay the Sales Agents a commission of 3% of the gross proceeds from the sale of shares and has also agreed to provide the Sales Agents with customary indemnification rights. During the year ended December 31, 2023, 232,100 shares of the Company’s common stock were sold under the program at a weighted-average price of $2.27 per share with aggregate net proceeds of $495.

Equity Line of Credit

On July 24, 2023, the Company entered into a purchase agreement (“Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), under which, subject to specified terms and conditions, the Company may sell to Lincoln Park up to $10 million of shares of common stock from time to time during the term of the Purchase Agreement. On September 22, 2023 (the “Commencement Date”), the Company filed a registration statement with the Securities and Exchange Commission (the “SEC”), covering the resale of shares of common stock issued to Lincoln Park under the Purchase Agreement.

Beginning on the Commencement Date and for a period of 24 months thereafter, under the terms and subject to the conditions of the Purchase Agreement, from time to time, at the Company’s discretion, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase, up to $10 million of shares of common stock, subject to certain limitations set forth in the Purchase Agreement. Specifically, from time to time from and after the Commencement Date, the Company may, at its discretion, direct Lincoln Park to purchase on any single business day on which the closing price of its common stock on The Nasdaq Capital Market (“Nasdaq”) is equal to or greater than $1.50 up to 10,000 shares of common stock (a “Regular Purchase”); provided, that the Company may direct Lincoln Park to purchase in a Regular Purchase (i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share. In no case, however, will Lincoln Park’s commitment with respect to any single Regular Purchase exceed $500,000; provided, that the parties may mutually agree at any time to increase the maximum number of shares of common stock the Company may direct Lincoln Park to purchase in any single Regular Purchase to up to 100,000 shares or any number of shares that shall not exceed 4.99% of the then outstanding shares of common stock. The foregoing share amounts and per share prices will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction occurring after the date of the Purchase Agreement with respect to our common stock. The purchase price per share for each such Regular Purchase will be based on prevailing market prices of the Company’s common stock immediately preceding the time of sale, as determined under the Purchase Agreement.

Voting rights

The holders of vested shares of common stock are entitled to vote on any matter submitted to a vote of the stockholders and each such holder is entitled to one vote per share of common stock held. The holders of Series A and Series B Preferred Stock were entitled to vote together with the common stock as a single class on any matter submitted to a vote of the stockholders. Holders of Series A and Series B Preferred Stock were entitled to the number of votes equal to the number of common stock issuable upon conversion of their respective Series A and Series B Preferred Stock at the time such shares are voted. The holders of a majority of the preferred stock had additional voting rights as specified in the Company’s Amended and Restated Certificate of Incorporation, as amended.

Equity awards

In 2012, the Board of Directors of the Company (the “Board”) approved the Tenon Medical, Inc. 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provided for the issuance of common stock options, appreciation rights, and other awards to employees, directors, and consultants. Options issued under the 2012 Plan generally vest over a period of two to four years and have a 10-year expiration date.

On January 10, 2022 and February 2, 2022, the Board and stockholders, respectively, of the Company approved the Tenon Medical, Inc. 2022 Equity Incentive Plan (the “2022 Plan”), which was effective on April 25, 2022. The initial number of shares of common stock subject to awards under the 2022 Plan was 160,000. The 2022 Plan calls for automatic annual increases in the number of shares available for issuance equal to the least of (a) 110,000 shares, (b) 4% of the total number of shares of all classes of common stock outstanding on the last day of the immediately preceding fiscal year, or (c) such number determined by the 2022 Plan administrator no later than the last day of the immediately preceding fiscal year. Annual increases will continue until the tenth anniversary of the earlier of the Board or stockholder approval of the 2022 Plan, which is January 10, 2032. Upon the effective date of the 2022 Plan, the Board terminated the 2012 Plan such that no new equity awards will be issued by the 2012 Plan.

Compensation expense for the years ended December 31, 2023 and 2022 includes the portion of awards vested in the periods for all equity-based awards granted, based on the grant date fair value. estimated using a Black-Scholes option valuation model. Grant date fair value for restricted stock units is estimated using the fair value of the Company’s common stock on the date of grant. Grant date fair value for stock options is estimated using a Black-Scholes option valuation model using the weighted-average assumptions in the table below:

	Years ended December 31,
	2023	2022
Expected volatility	63.89%	57.68%
Dividend yield	0%	0%
Risk-free interest rate	4.28%	3.34%
Expected term in years	5.85	5.85

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company in accordance with authoritative guidance.

A summary of the Company’s share option and restricted stock unit activity under its plans is as follows:

	Options			RSUs
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	72,744	$53.18	7.12	—
Granted	17,145	$22.98		131,858	$79.29
Balance as of December 31, 2022	89,889	$47.42	8.10	131,858	$79.29
Granted	15,050	$12.91		7,500	$2.91
Released	—	—		(61,200)	$82.04
Canceled	(2,850)	$39.87		(1,242)	$88.60
Balance as of December 31, 2023	102,089	$42.54	7.41	76,916	$69.50
Exercisable at December 31, 2023	70,634	$48.66	6.86

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023 and 2022 was $7.63 and $12.90, respectively. The aggregate intrinsic value of outstanding options at December 31, 2023 was $0. The aggregate intrinsic value is equal to the difference between the exercise price of the underlying option and the fair value of the Company’s common stock for in-the-money options. As of December 31, 2023, total compensation cost not yet recognized related to unvested options was $414, which is expected to be recognized over a weighted-average period of 0.99 years, and total compensation costs not yet recognized related to unvested RSUs was $4,773, which is expected to be recognized over a weighted-average period of 1.40 years.

The following table sets forth stock-based compensation expense recognized for the years ended December 31, 2023 and 2022:

	Years ended December 31,
	2023	2022
Research and development	$1,504	$995
Sales and marketing	217	117
General, and administrative	2,424	1,785
Total stock-based compensation expense	$4,145	$2,897

At December 31, 2023, there were 37,486 shares available for issuance under the 2022 Plan.

Warrants

In April 2022, as noted above, the Company granted the Underwriters warrants to purchase a total of 9,600 shares of the Company’s common stock. The warrants are immediately exercisable at an exercise price of $50.00 per share and expire on the fifth anniversary of the commencement of sales under the IPO. The fair value of the warrants on the grant date was $27.50 per warrant, which was calculated using a Black-Scholes option valuation model with an expected term of 5.00 years, expected volatility of 62.55%, dividend yield of 0%, and risk-free interest rate of 2.92%. The Company recorded the fair value of these warrants of approximately $264 as an issuance cost to additional paid-in capital in 2022. As the IPO issuance costs were also recorded to additional paid-in capital, the net impact was $0.

In June 2023, as noted above, in connection with the Registered Offering, the Company issued Offering Warrants to purchase a total of 2,000,000 shares of the Company’s common stock. The Offering Warrants were exercisable upon issuance at an exercise price of $5.60 per share and will expire five years from the date of issuance. Per the terms of the Offering Warrants, the exercise price of the Offering Warrants reset on July 16, 2023, to a price equal to the greater of (i) $2.80 per share and (ii) 100% of the last VWAP (as defined in the Warrants) on July 14, 2023, which was $3.146 per share. The fair value of the Offering Warrants on the grant date was approximately $3,164, or $1.58 per warrant, which was calculated using a Monte-Carlo simulation to estimate the final exercise price, which is considered a Level 3 fair value measurement, using as inputs; the starting value of $3.00 per share, the Company’s VWAP on June 16; an assumed daily distribution of returns; a mean daily return of 5.18%; a short-term annual volatility of 100% and a standard deviation of 6.3%. The model used Black-Scholes to then calculate the estimated fair value of the Offering Warrants, using an estimated time to maturity of 4.9 years, a risk-free interest rate of 3.99% and a long-term volatility of 60%. Based on the accounting guidance under ASC 815, the Company determined that the Offering Warrants did not meet the criteria for classification as equity as of June 30, 2023. Accordingly, the Company classified the fair value of the Offering Warrants as a liability. As of July 16, 2023, with the resolution of the reset value, the Company has determined that the Offering Warrants do meet the criteria for classification as equity and the fair value of the Offering Warrants has been reclassified to additional paid-in capital on the Company’s consolidated balance sheet as of that date.

In November 2023, in connection with the issuance of the Convertible Notes, the Company issued warrants to purchase a total of 45,000 shares of the Company’s common stock at an exercise price equal to $1.94 per share. The warrants expire five years from the issuance date. The fair value of the warrants on the grant date was $1.29 per warrant, which was calculated using a Black-Scholes option valuation model with an expected term of 5.00 years, expected volatility of 68.89%, dividend yield of 0%, and risk-free interest rate of 4.41%. The Company recorded the fair value of these warrants of approximately $58 as an issuance cost to additional paid-in capital in 2023.